GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Going Concern Details Narrative
Accumulated deficit	$ (2,196,105)		$ (2,196,105)		$ (2,207,775)
Net income (loss)	$ 70,324	$ 187,337	$ 29,723	$ 23,238